UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 117.3%
Corporate — 10.4%
County of Beaver IDA, Refunding RB, First Energy, Nuclear Energy Corp. Project, Mandatory Put Bonds, Series A, 3.38%, 1/01/35 (a)	$1,200	$1,220,160
County of Delaware Pennsylvania IDA, Refunding RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series B, AMT (NPFGC), 5.00%, 11/01/36	2,520	2,536,178
County of Northumberland Pennsylvania IDA, Refunding RB, Aqua Pennsylvania, Inc. Project, AMT (NPFGC), 5.05%, 10/01/39	4,500	4,509,405
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,300	1,415,154
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	3,630	3,493,113
Waste Management, Inc. Project, Series A, AMT, 5.10%, 10/01/27	1,200	1,228,944
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	3,365	3,218,555

		17,621,509
County/City/Special District/School District — 31.1%
Chambersburg Area School District, GO, (NPFGC):
5.25%, 3/01/26	2,115	2,248,330
5.25%, 3/01/27	2,500	2,640,525
City of Philadelphia Pennsylvania, GO, Refunding, Series A:
(AGM), 5.25%, 12/15/32	5,000	5,094,000
(AGC), 5.00%, 8/01/24	2,000	2,151,860
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 9/01/26	970	1,063,712
County of Lycoming Pennsylvania, GO, Series A, (AGM):
4.00%, 8/15/38	645	576,108
4.00%, 8/15/42	140	123,130
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/41	400	402,268
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	$400	$412,816
East Stroudsburg Area School District, GO, Refunding, Series A (AGM), 5.00%, 9/01/25	3,000	3,261,750
East Stroudsburg Area School District, GO, Series A (NPFGC), 7.75%, 9/01/27	2,000	2,368,540
Falls Township Authority, RB, Water & Sewer Authority, 5.00%, 12/01/37	1,070	1,105,149
Lower Merion School District, GO, Refunding, Series A, 3.25%, 11/15/27	2,035	1,963,795
Marple Newtown School District, GO, (AGM), 5.00%, 6/01/31	3,500	3,772,965
Northeastern School District York County, GO, Series B (NPFGC), 5.00%, 4/01/32	1,585	1,635,181
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	4,645	4,822,903
Philadelphia School District, GO, Refunding, (BHAC), 5.00%, 12/06/13	1,000	1,007,540
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	3,300	3,542,253
Philipsburg-Osceola Pennsylvania Area School District, GO (AGM):
5.00%, 4/01/41	755	763,328
Series A, 4.00%, 4/01/35	600	545,172
Series A, 4.00%, 4/01/38	595	510,111
Series A, 4.00%, 4/01/41	225	192,209
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 4.78%, 9/01/30 (b)	6,145	2,774,529
State Public School Building Authority, RB (AGM):
Community College, Allegheny County Project, 5.00%, 7/15/34	1,880	1,946,702
Corry Area School District, CAB, 3.58%, 12/15/22 (b)	1,640	1,187,065
Corry Area School District, CAB, 3.76%, 12/15/23 (b)	1,980	1,358,557
Corry Area School District, CAB, 3.93%, 12/15/24 (b)	1,980	1,284,822
Corry Area School District, CAB, 4.09%, 12/15/25 (b)	1,770	1,083,877

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	$1,200	$1,232,064
School District Philadelphia Project, Series B (AGM), 5.00%, 6/01/26	1,500	1,558,485

		52,629,746
Education — 7.3%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College, 5.00%, 8/15/26	100	107,350
East Hempfield Township IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/35	385	357,553
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	1,500	1,514,520
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	1,195	1,082,025
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	2,750	2,851,722
La Salle University, 5.00%, 5/01/37	765	733,375
State System of Higher Education, Series AL, 5.00%, 6/15/35	1,780	1,851,058
Thomas Jefferson University, 4.00%, 3/01/37	375	333,608
Thomas Jefferson University, 5.00%, 3/01/42	310	314,625
Widener University, Series A, 5.25%, 7/15/33 (c)	1,360	1,342,578
Widener University, Series A, 5.50%, 7/15/38 (c)	1,020	1,005,006
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	830	877,667

		12,371,087
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health — 21.7%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/26	$2,000	$2,401,000
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	2,020	2,297,588
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center, Series A, 5.00%, 11/01/40	765	759,393
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran, 6.38%, 1/01/39	500	527,435
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series A (AGM), 5.00%, 7/01/33	7,995	8,067,275
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	490	497,938
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Community:
Series A, 4.50%, 11/15/36	295	251,921
Series A-1, 6.25%, 11/15/29	235	249,516
County of Montgomery Pennsylvania IDA, Refunding RB, Acts Retirement-Life Communities:
5.00%, 11/15/27	690	691,056
5.00%, 11/15/28	445	438,979
5.00%, 11/15/29	150	147,079
Geisinger Authority Pennsylvania, RB, Health System, Series A-1, 5.13%, 6/01/41	6,270	6,394,021
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	7,600	6,397,984
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (d)	2,705	3,191,224

2	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
Saint Mary Hospital Authority, Refunding RB, Catholic Health East, Series A:
5.00%, 11/15/26	$1,325	$1,403,095
5.00%, 11/15/27	945	993,337
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/35	2,000	2,062,500

		36,771,341
Housing — 9.6%
Pennsylvania HFA, RB, S/F Mortgage, Series 114-C:
3.65%, 10/01/37	1,915	1,575,203
3.70%, 10/01/42	3,435	2,786,575
Pennsylvania HFA, Refunding RB, S/F Mortgage:
Series 92-A, AMT, 4.75%, 4/01/31	600	600,630
Series 96-A, AMT, 4.70%, 10/01/37	2,735	2,621,169
Series 99-A, AMT, 5.15%, 4/01/38	855	874,152
Series 110-B, 4.75%, 10/01/39	705	724,359
Series 113, 4.85%, 10/01/37	4,125	4,078,759
Philadelphia Housing Authority, RB, Capital Fund Program, Series A (AGM), 5.50%, 12/01/18	3,000	3,011,670

		16,272,517
State — 7.5%
Commonwealth of Pennsylvania, GO, 1st Series:
5.00%, 11/15/24	1,000	1,159,920
5.00%, 4/01/26	1,540	1,778,731
5.00%, 6/01/28	4,800	5,356,080
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	600	637,764
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/32	3,600	3,725,748

		12,658,243
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Transportation — 18.7%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	$2,500	$2,511,050
AMT (AGM), 5.00%, 6/15/37	5,595	5,563,948
Delaware River Port Authority, RB, Series D (AGM), 5.00%, 1/01/40	1,560	1,608,282
Pennsylvania Turnpike Commission, RB:
Motor License Fund, Enhanced Turnpike, Special Sub-Series A, 5.00%, 12/01/37	705	724,310
Motor License Fund, Enhanced Turnpike, Special Sub-Series A, 5.00%, 12/01/42	2,100	2,141,874
Senior Lien, Series A, 5.00%, 12/01/42	2,500	2,543,725
Series A (AMBAC), 5.25%, 12/01/32	350	353,136
Series A (AMBAC), 5.50%, 12/01/31	7,800	8,076,432
Sub-Series A, 6.00%, 12/01/41	700	759,031
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B (AGM), 5.25%, 6/01/39	3,500	3,574,480
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	1,570	1,658,108
5.00%, 6/01/29	2,080	2,177,406

		31,691,782
Utilities — 11.0%
Allegheny County Sanitary Authority, Refunding RB, Series A (NPFGC), 5.00%, 12/01/30	5,000	5,246,950
City of Philadelphia Pennsylvania Gas Works, RB:
1998 General Ordinance, 4th Series (AGM), 5.00%, 8/01/32	3,300	3,299,901
Ninth Series, 5.25%, 8/01/40	1,430	1,437,136
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	700	734,111
Series C (AGM), 5.00%, 8/01/40	3,000	3,051,330

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Utilities (concluded)
County of Bucks Pennsylvania Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	$150	$154,824
Delaware County Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	350	369,222
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	1,420	1,416,947
Reading Area Water Auhtority Pennsylvania, RB, (AGM), 5.00%, 12/01/27	2,680	2,832,921

		18,543,342
Total Municipal Bonds in Pennsylvania		198,559,567

Guam — 0.5%
State — 0.5%
Territory of Guam Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	805	842,666
Total Municipal Bonds — 117.8%		199,402,233

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Pennsylvania — 40.6%
County/City/Special District/School District — 5.2%
Erie County Conventional Center Authority, RB, 5.00%, 1/15/36	8,850	8,874,940
Education — 9.4%
Pennsylvania Higher Educational Facilities Authority, RB:
Series AE (NPFGC), 4.75%, 6/15/32	8,845	8,866,129
University of Pennsylvania Health System, Series A, 5.75%, 8/15/41	4,270	4,525,004
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/28	2,202	2,431,296

		15,822,429
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Pennsylvania (concluded)
Health — 6.2%
Geisinger Authority Pennsylvania, RB, Health System, Series A:
5.13%, 6/01/34	$2,500	$2,562,650
5.25%, 6/01/39	3,128	3,207,192
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	4,680	4,760,169

		10,530,011
Housing — 1.6%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 115A, AMT, 4.20%, 10/01/33	3,000	2,706,420
State — 18.2%
Commonwealth of Pennsylvania, GO, Series 1, 5.00%, 3/15/28	5,203	5,840,586
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Senior Series C (NPFGC), 5.00%, 12/01/32	10,000	10,349,300
State Public School Building Authority, Refunding RB, School Distric of Philadelphia Project, Series B (AGM), 5.00%, 6/01/26	14,026	14,573,129

		30,763,015
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 40.6%		68,696,815
Total Long-Term Investments (Cost — $265,885,890) — 158.4%		268,099,048

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.00% (f)(g)	8,062,502	8,062,502
Total Short-Term Securities (Cost — $8,062,502) — 4.7%		8,062,502

4	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $273,948,392*) — 163.1%	$276,161,550
Liabilities in Excess of Other Assets — (0.9)%	(1,529,827)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.0%)	(39,010,407)
VRDP Shares, at Liquidation Value — (39.2%)	(66,300,000)

Net Assets Applicable to Common Shares — 100.0%	$169,321,316

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$235,813,615

Gross unrealized appreciation	$6,583,162
Gross unrealized depreciation	(5,234,880)

Net unrealized appreciation	$1,348,282

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America N.A.	$2,347,584	$15,246

(d)	Security is collateralized by municipal or US Treasury obligations.

(e)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income
BIF Pennsylvania Municipal Money Fund	3,198,164	4,864,338	8,062,502	—

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.
	CAB	Capital Appreciation Bonds
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	IDA	Industrial Development Authority
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds
	S/F	Single Family
	Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$268,099,048	—	$268,099,048
Short-Term Securities	$8,062,502	—	—	8,062,502

Total	$8,062,502	$268,099,048	—	$276,161,550

[1] See above Schedule of Investments for values in each sector.

6	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2013

Schedule of Investments (concluded)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$57,962	—	—	$57,962
Liabilities:
TOB trust certificates	—	$(38,999,653)	—	(38,999,653)
VRDP Shares	—	(66,300,000)	—	(66,300,000)

Total	$57,962	$(105,299,653)	—	$(105,241,691)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2013	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date:	December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date:	December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date:	December 23, 2013